Income Tax (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,958
Expiration period for net operating loss carryforwards	2018
Capital loss carryforwards	1,248
Expiration period for domestic and foreign capital loss carryforwards	2013
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,056
Expiration period for net operating loss carryforwards	2015
Capital loss carryforwards	37
Expiration period for domestic and foreign capital loss carryforwards	2014
State Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	251
Expiration period for net operating loss carryforwards	2012
Capital loss carryforwards	$ 0